Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Minimum Lease Commitments of Company and its Subsidiaries Under Operating Leases, at Rates in Effect

Minimum lease commitments of the Company and its subsidiaries under operating leases, at rates in effect on December 31, 2015, were as follows:

$ in thousands
Year ending December 31:
2016	7,941
2017	6,874
2018	5,597
2019	5,254
2020	5,188
2021-2024	8,735
39,589